SEI TAX EXEMPT TRUST

Massachusetts Tax Free Money Market Fund

Supplement Dated September 18, 2009 to the
Class B Shares Prospectus Dated December 31, 2008

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus, and should be read in conjunction with such Prospectus.

Liquidation of the Massachusetts Tax Free Money Market Fund

At a meeting of the Board of Trustees held on September 17, 2009, the Board of Trustees approved the closing and liquidation of the Massachusetts Tax Free Money Market Fund (the "Fund"), a portfolio of the SEI Tax Exempt Trust, pursuant to a plan of liquidation (the "Plan") approved by the Board. Effective on or about September 30, 2009, the Fund will cease operations and will commence an orderly liquidation and distribution of the Fund's portfolio according to the Plan. Each shareholder will receive its pro rata portion of the liquidation proceeds.

In anticipation of this liquidation, the Fund may deviate from its stated investment policies going forward and may not achieve its investment objectives.

In connection with the liquidation, the Fund may realize capital gains as a result of the liquidation of securities held by the Fund. If so realized, such capital gains will be distributed to the shareholders and may be taxable to the receiving shareholder. Shareholders should contact their tax advisors to discuss the potential tax consequences.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-598 (9/09)

SEI TAX EXEMPT TRUST

Massachusetts Tax Free Money Market Fund

Supplement Dated September 18, 2009 to the
Class C Shares Prospectus Dated December 31, 2008

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus, and should be read in conjunction with such Prospectus.

Liquidation of the Massachusetts Tax Free Money Market Fund

At a meeting of the Board of Trustees held on September 17, 2009, the Board of Trustees approved the closing and liquidation of the Massachusetts Tax Free Money Market Fund (the "Fund"), a portfolio of the SEI Tax Exempt Trust, pursuant to a plan of liquidation (the "Plan") approved by the Board. Effective on or about September 30, 2009, the Fund will cease operations and will commence an orderly liquidation and distribution of the Fund's portfolio according to the Plan. Each shareholder will receive its pro rata portion of the liquidation proceeds.

In anticipation of this liquidation, the Fund may deviate from its stated investment policies going forward and may not achieve its investment objectives.

In connection with the liquidation, the Fund may realize capital gains as a result of the liquidation of securities held by the Fund. If so realized, such capital gains will be distributed to the shareholders and may be taxable to the receiving shareholder. Shareholders should contact their tax advisors to discuss the potential tax consequences.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-599 (9/09)